INCOME TAXES (Schedule of Income Tax Provision) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
INCOME TAXES [Abstract]
Income (loss) before income taxes - consolidated	$ (716.9)	$ 66.4
Statutory income tax rate (%)	27.00%	27.00%
Expected taxes at statutory rates	$ (193.6)	$ 17.9
Permanent differences	(1.0)	9.5
Statutory and other rate differences	(19.6)	(30.5)
Rate adjustment for change in tax rates	1.3	(34.1)
Deferred income tax recovery on regulated assets	(7.3)	(7.4)
Tax differences on divestitures and transactions	(32.3)	6.9
Non-controlling interests	4.7
Change in valuation allowance	(22.3)	4.2
Other	6.9
Income tax expense, total	(263.2)	(33.5)
Canada	23.7	18.0
United States	0.7	12.5
Current income tax provision	24.4	30.5
Canada	(166.1)	(7.4)
United States	(121.5)	(56.6)
Deferred income tax expense	$ (287.6)	$ (64.0)
Effective income tax rate	36.70%	(50.50%)